INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF COMPOSITION OF INCOME TAX BENEFITS

Composition of income tax benefits for the periods presented are as follow:

	December 31, 2024	December 31, 2023	December 31, 2022
	US$’000	US$’000	US$’000

Current income tax expenses (benefits)	-	-	-
Deferred income tax expenses (benefits)	-	-	-
Income tax expenses	-	-	-

SCHEDULE OF RECONCILIATIONS OF INCOME TAX EXPENSES (BENEFITS)

Reconciliations of the income tax expenses (benefits) computed by applying the PRC statutory income tax rate of 25% to the Company’s income tax expenses of the period presented are as follows:

	December 31, 2024	December 31, 2023	December 31, 2022
	US$’000	US$’000	US$’000

Loss before income tax expenses	(69,005)	(98,501)	(111,518)
Income tax benefits computed at the PRC statutory income tax rate of 25%	(17,251)	(24,625)	(27,880)
Use of NOL	-	-	-
Exempted revenue on tax	-	-	(6)
Effect of additional deduction for qualified R&D expenses	(563)	(2,040)	(2,222)
Effect of changes in asset value	640	1,711	1,068
Non-deductible expenses	73	154	5,657
Changes in valuation allowance and others	17,101	24,800	23,383
Income tax expenses	-	-	-

SCHEDULE OF DEFERRED TAX ASSETS (LIABILITIES)

The Company’s deferred tax assets (liabilities) consisted of the following components:

	December 31, 2024	December 31, 2023	December 31, 2022
	US$’000	US$’000	US$’000

Deferred tax assets
Net operating loss carryforwards	187,327	140,835	154,881
Accrued warranty	61	51	80
Accrued expenses	13,235	11,095	11,559
Investment loss	764	695	575
Inventory impairment	2,314	3,029	4,139
Fixed assets impairment provision	844	973	1,868
Bad debts	58	80	-
Accrued payroll	9,358	13,088	15,228
Subtotal	213,961	169,846	188,330

Fair value change of fixed assets	(9,508)	(10,321)	(12,272)
Fair value change of intangible assets	(3,560)	(3,763)	(3,979)
Total deferred tax liabilities	(13,068)	(14,084)	(16,251)

Net deferred tax assets	200,893	155,762	172,079
Less: valuation allowance	(200,893)	(155,762)	(172,079)
Deferred tax assets, net of valuation allowance	-	-	-